Schedule of Condensed Parent Company’s Statement of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 3,685,000	$ 3,568,968
Changes in operating assets and liabilities:
Net cash provided by operating activities	3,499,133	(2,506,577)
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred offering costs	(1,128,453)
Net cash used in financing activities	(1,128,453)
Cash at the beginning of the year	3,035,321	5,561,051
Cash at the end of the year	5,032,890	3,035,321
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	3,685,000	3,568,968
Adjustments to reconcile net income to cash provided by operating activities:
Equity income of subsidiaries	(3,702,468)	(3,568,968)
Changes in operating assets and liabilities:
Other payable	10,064
Repayment to related parties	1,200,000
Net cash provided by operating activities	1,192,596
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred offering costs	(1,128,453)
Net cash used in financing activities	(1,128,453)
Increase in CASH	64,143
Cash at the beginning of the year
Cash at the end of the year	$ 64,143